Revenues	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenues
Revenue
The Partnership’s primary source of revenues is chartering its vessels and offshore units to its customers. The Partnership utilizes five primary forms of contracts, consisting of FPSO contracts, CoAs, time-charter contracts, bareboat charter contracts and voyage charter contracts. During the year ended December 31, 2019, the Partnership also generated revenues from the operation of VOC systems on six of the Partnership’s shuttle tankers, and the management of three FPSO units and one FSO unit (December 31, 2018 - VOC systems on 13 of the Partnership's shuttle tankers, and the management of three FPSO units, one FSO unit and two shuttle tankers) on behalf of the disponent owners or charterers of these assets.

FPSO Contracts

Pursuant to an FPSO contract, the Partnership charters an FPSO unit to a customer for a fixed period of time, generally more than one year. The performance obligations within an FPSO contract, which include the lease of the FPSO unit to the charterer as well as the operation of the FPSO unit, are satisfied as services are rendered over the duration of such contract, as measured using the time that has elapsed from commencement of performance. Fees relating to the lease and operation of the FPSO (or hire) are typically invoiced monthly in arrears, based on a fixed daily hire amount. In certain FPSO contracts, the Partnership is entitled to a lump sum amount due upon commencement of the contract and may also be entitled to termination fees if the contract is canceled early. While the fixed daily hire amount may be the same over the term of the FPSO contract, in certain cases, the daily hire amount declines over the duration of the FPSO contract. As a result of the Partnership accounting for compensation from such charters on a straight-line basis over the duration of the charter, FPSO contracts where revenues are recognized before the Partnership is entitled to such amounts under the FPSO contracts will result in the Partnership recognizing a contract asset and FPSO contracts where revenues are recognized after the Partnership is entitled to such amounts under the FPSO contracts will result in the Partnership recognizing a contract liability. Some FPSO contracts include variable consideration components in the form of expense adjustments or reimbursements, incentive compensation and penalties. For example, some FPSO contracts contain provisions that allow the Partnership to be compensated for increases in the Partnership's costs to operate the unit during the term of the contract. Such provisions may be in the form of annual hire rate adjustments for changes in inflation indices or foreign currency rates, or in the form of cost reimbursements for vessel operating expenditures incurred. The Partnership may also earn additional compensation from periodic production tariffs, which are based on the volume of oil produced, the price of oil, as well as other monthly or annual operational performance measures. During periods in which production on the FPSO unit is interrupted, penalties may be imposed. Variable consideration under the Partnership’s contracts is typically recognized as incurred as either such revenues are allocated and accounted for under lease accounting requirements or alternatively such consideration is allocated to the distinct period in which such variable consideration was earned. The Partnership does not engage in any specific tactics to minimize residual value risk. Given the uncertainty involved in oil field production estimates and the resulting impact on oil field life, FPSO contracts typically will include extension options or options to terminate early.

Contracts of Affreightment

Voyages performed pursuant to a CoA for the Partnership’s shuttle tankers are priced based on the pre-agreed terms in the CoA. The performance obligations within a voyage performed pursuant to a CoA, which will typically include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of the voyage, as measured using the time that has elapsed from commencement of performance. In addition, any expenses that are unique to a particular voyage, including any bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the vessel owner. Consideration for such voyages consists of a fixed daily hire rate for the duration of the voyage, the reimbursement of costs incurred from fuel consumed during the voyage, as well as a fixed lump sum intended to compensate for time necessary for the vessel to return to the field following completion of the voyage. While such consideration is generally fixed, certain sources of variability exist, including variability in the duration of the voyage and the actual quantity of fuel consumed during the voyage. Payment for the voyage is not due until the voyage is completed. The duration of a single voyage will typically be less than two weeks. The Partnership does not engage in any specific tactics to minimize residual value risk due to the short-term nature of the contracts.

Time Charter Contracts

Pursuant to a time charter contract, the Partnership charters a vessel or FSO unit to a customer for a fixed period of time, generally one year or more. The performance obligations within a time-charter contract, which will include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of such contract, as measured using the time that has elapsed from commencement of performance. In addition, any expenses that are unique to a particular voyage, including any bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the customer, as long as the vessel is not off-hire. Hire is typically invoiced monthly in advance for time-charter contracts, based on a fixed daily hire amount. In certain long-term time-charters, the fixed daily hire amount will increase on an annual basis by a fixed amount to offset expected increases in operating costs. As a result of the Partnership accounting for compensation from such charters on a straight-line basis over the duration of the charter, such fixed increases in rate will result in revenues being accrued in the first half of the charter and such amount drawn down in the last half of the charter. Some time charters include variable consideration components in the form of expense adjustments or reimbursements, incentive compensation and penalties. For example, certain time charters contain provisions that allow the Partnership to be compensated for increases in the Partnership's costs during the term of the charter. Such provisions may be in the form of annual hire rate adjustments for changes in inflation indices or in the form of cost reimbursements for vessel operating expenditures or drydocking expenditures. During periods in which the vessels are off-hire or minimum speed and performance metrics are not met, penalties may be imposed. Variable consideration under the Partnership’s contracts is typically recognized as incurred as either such revenues are allocated and accounted for under lease accounting requirements or alternatively such consideration is allocated to the distinct period in which such variable consideration was earned. The Partnership does not engage in any specific tactics to minimize residual value risk.

The time charters for four shuttle tankers servicing the East Coast Canada project can be canceled upon two years' notice. The time charters for four shuttle tankers in Brazil can be extended by up to ten years, at the election of the charterer. The time charters for the vessels servicing the Equinor North Sea requirements under the terms of a master agreement are one year in length and may be renewed for subsequent one-year periods. The number of vessels required under the terms of the master agreement may be adjusted annually based on the requirements of the fields serviced. The time charter contracts for three FSO units can be extended for periods between five and 12 years or terminated early.

Bareboat Charter Contracts

Pursuant to a bareboat charter contract, the Partnership charters a vessel or FSO unit to a customer for a fixed period of time, generally one year or more, at rates that are generally fixed. However, the customer is responsible for operation and maintenance of the vessel with their own crew as well as any expenses that are unique to a particular voyage, including any bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. If the vessel goes off-hire due to a mechanical issue or any other reason, the monthly hire received by the vessel owner is normally not impacted by such events. The performance obligations within a bareboat charter, which will include the lease of the vessel to the charterer, are satisfied as over the duration of such contract, as measured using the time that has elapsed from commencement of the lease. Hire is typically invoiced monthly in advance for bareboat charters, based on a fixed daily hire amount.

Voyage Charters

Voyage charters are charters for a specific voyage. Voyage charters for the Partnership’s shuttle tankers, conventional tankers and towage and offshore installation vessels are priced on a current or “spot” market rate. The performance obligations within a voyage charter contract, which will typically include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of the voyage, as measured using the time that has elapsed from commencement of performance. In addition, expenses that are unique to a particular voyage, including any bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the vessel owner. The Partnership’s voyage charters for shuttle tankers and conventional tankers will normally contain a lease, whereas for towage and offshore installation vessels such contracts will not normally contain a lease. Such determination involves judgment about the decision-making rights the charterer has within the contract. Consideration for such contracts is generally fixed; however, certain sources of variability exist. Delays caused by the charterer result in additional consideration. Payment for the voyage is not due until the voyage is completed. The duration of a single voyage will typically be less than three months. The Partnership does not engage in any specific tactics to minimize residual value risk due to the short-term nature of the contracts.

Management Fees and Other

During the year ended December 31, 2019, the Partnership also generated revenues from the operation of VOC systems on six of the Partnership’s shuttle tankers, and the management of three FPSO units and one FSO unit (December 31, 2018 - VOC systems on 13 of the Partnership's shuttle tankers, and the management of three FPSO units, one FSO unit and two shuttle tankers) on behalf of the disponent owners or charterers of these assets. Such services include the arrangement of third-party goods and services for the asset’s disponent owner or charterer. The performance obligations within these contracts will typically consist of crewing, technical management, insurance and, potentially, commercial management. The performance obligations are satisfied concurrently and consecutively rendered over the duration of the management contract, as measured using the time that has elapsed from commencement of performance. Consideration for such contracts will generally consist of a fixed monthly management fee, plus the reimbursement of crewing costs for vessels being managed and all operational costs for the VOC systems. Management fees are typically invoiced monthly.

Revenue Table

The following tables contain the Partnership’s revenue for the years ended December 31, 2019, 2018 and 2017, by contract type and by segment:

Year ended December 31, 2019	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations	Total
FPSO contracts	421,363	—	—	—	—	—	—	421,363
CoAs	—	188,277	—	—	—	—	—	188,277
Time charters	—	293,095	121,762	—	—	—	—	414,857
Bareboat charters	—	34,611	15,178	—	—	—	—	49,789
Voyage charters	—	24,315	—	—	74,726	7,972	—	107,013
Management fees and other	71,295	9,289	3,177	2,940	—	—	—	86,701
	492,658	549,587	140,117	2,940	74,726	7,972	—	1,268,000

Year ended December 31, 2018	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations(1)	Total
FPSO contracts	481,700	—	—	—	—	—	—	481,700
CoAs	—	198,448	—	—	—	—	—	198,448
Time charters	—	294,112	116,125	—	—	—	—	410,237
Bareboat charters	—	44,759	17,383	—	—	—	—	62,142
Voyage charters	—	28,027	—	—	53,327	21,325	(920)	101,759
Management fees and other(2)	51,486	71,067	3,049	36,536	—	—	—	162,138
	533,186	636,413	136,557	36,536	53,327	21,325	(920)	1,416,424

Year ended December 31, 2017	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations(1)	Total
FPSO contracts	458,388	—	—	—	—	—	—	458,388
CoAs	—	170,703	—	—	—	—	—	170,703
Time charters	—	284,281	47,605	4,236	—	9,132	—	345,254
Bareboat charters	—	69,568	19,296	—	—	—	—	88,864
Voyage charters	—	12,300	—	—	38,771	4,890	(8,886)	47,075
	458,388	536,852	66,901	4,236	38,771	14,022	(8,886)	1,110,284

(1)	Includes revenues earned between segments of the Partnership, during the years ended December 31, 2018 and December 31, 2017.

(2)
Includes revenues of $55.0 million and $36.5 million in the shuttle tanker and UMS segments, respectively, related to a settlement agreement with Petrobras in relation to the previously-terminated charter contracts of the HiLoad DP unit and Arendal Spirit UMS. As part of the settlement agreement, Petrobras has agreed to pay a total amount of $96.0 million to the Partnership, which includes $55.0 million that was paid November 2018, and amounts of $22.0 million payable in late-2020 and $19.0 million payable in late-2021, which are available to be reduced by 40% of the revenues paid prior to the end of 2021 by Petrobras under any new contracts entered into subsequent to October 25, 2018 relating specifically to the Arendal Spirit UMS and the Ostras and Piranema Spirit FPSO units.

The following table contains the Partnership’s revenue by lease and non-lease contracts for the years ended December 31, 2019, 2018 and 2017:

	Year ended December 31,
	2019	2018	2017
	$	$	$
Lease revenue
Lease revenue from lease payments of direct financing and sales type leases	858	1,720	2,396
Lease revenue from lease payments of operating leases	1,079,356	1,175,073	1,028,123
Variable lease payments - cost reimbursements(1)	11,314	19,316	33,159
Variable lease payments(2)	15,045	303	2,022
	1,106,573	1,196,412	1,065,700
Non-lease revenue
Non-lease revenue - related to sales type or direct financing leases	—	4,547	5,813
Voyage charters - towage	74,726	53,327	38,771
Management fees and other	86,701	162,138	—
	161,427	220,012	44,584
	1,268,000	1,416,424	1,110,284

(1)	Reimbursements for vessel operating expenditures received from the Partnership’s customers relating to such costs incurred by the Partnership to operate the vessel for the customer.

(2)	Compensation from production tariffs, which are based on the volume of oil produced, the price of oil, as well as other monthly or annual operational performance measures.

Contract Assets and Liabilities

Certain customer contracts that the Partnership enters into will result in situations where the customer will pay consideration for performance to be provided in the following month or months. These receipts are a contract liability and are presented as deferred revenue until performance is provided. In other cases, the Partnership will provide performance in the month or months prior to it being entitled to invoice for such performance. This results in such receipts being reflected as a contract asset that is presented within other current assets. In addition to these short-term timing differences between the timing of revenue recognition and when the entity’s right to consideration in exchange for goods or services is unconditional, the Partnership has long-term charter arrangements whereby it has received payments that are larger in the early periods of the arrangements and long-term charter arrangements whereby it will receive payments that are larger in the latter periods of the arrangements. The following table presents the contract assets and contract liabilities on the Partnership’s consolidated balance sheets associated with these long-term charter arrangements from contracts with customers:

	December 31, 2019	December 31, 2018
	$	$
Contract Assets
Current	3,816	7,926
Non-Current	74,830	62,295
	78,646	70,221

Contract Liabilities
Current	53,728	55,750
Non-Current	84,077	145,852
	137,805	201,602

During the year ended December 31, 2019 the Partnership recognized revenue of $53.1 million, that was included in the contract liability on December 31, 2018.

Contract Costs

In certain cases, the Partnership incurs pre-operational costs that relate directly to a specific customer contract, that generate or enhance resources of the Partnership that will be used in satisfying performance obligations in the future, whereby such costs are expected to be recovered via the customer contract. These costs include costs incurred to mobilize an offshore asset to an oil field, pre-operational costs incurred to prepare for commencement of operations of an offshore asset or costs incurred to reposition a vessel to a location where a charterer will take delivery of the vessel. In certain cases, the Partnership will need to make judgments about whether costs relate directly to a specific customer contract and whether costs were factored into the pricing of a customer contract and thus expected to be recovered. Such deferred costs are amortized into vessel operating expenses over the duration of the customer contract. Amortization of such costs for the Partnership for the year ended December 31, 2019, 2018 and 2017 was $20.9 million, $19.7 million and $24.1 million, respectively.

The balances of assets recognized from the costs to fulfill a contract with a customer classified as other assets, split between current and non-current portions, on the Partnership's balance sheet, by main category, excluding balances in the Partnership’s equity accounted joint ventures, are as follows:

	Year ended December 31,
	2019	2018	2017
	$	$	$
Pre-operational costs	12,836	24,031	4,522
Offshore asset mobilization costs	35,632	51,302	57,818
Vessel repositioning costs	13,379	15,188	—
	61,847	90,521	62,340